Transactions with Related Parties, Pavimar (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Vessel $ / d	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Vessel $ / d
Transactions with Related Parties [Abstract]
Due from related parties, non-current		$ 1,708,474	$ 810,437
Due to related parties, current		0	2,478,713
Management fees		2,833,500	1,853,850
Pavimar [Member]
Transactions with Related Parties [Abstract]
Due from related parties, non-current		0	810,437
Expenses from transactions with related party			2,819,913
Due to related parties, current		0	2,319,913
Management fees		977,400	$ 1,308,600
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600		600
Management fees		$ 977,400	$ 1,308,600
Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Working capital guarantee deposits			$ 1,310,437
Pavimar [Member] | Subcontracted Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	6		6
Pavimar [Member] | Subcontracted Management Agreements [Member] | Due to Related Parties, Current [Member]
Transactions with Related Parties [Abstract]
Working capital guarantee deposits			$ 500,000